UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary
Thrivent Cash Management Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402
 (Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  April 30, 2020

Item 1. Report to Stockholders

[
Insert shareholder report]

Item 2. Code of Ethics
Not applicable to semiannual report

Item 3. Audit Committee Financial Expert
Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services
Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants
Not applicable

Item 6. Investments
(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies
            Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable

Item 10. Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
Not applicable

Item 13. Exhibits

(
a)(1)
Any
code of ethics
, or amendment thereto, that
is
the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable
.

(a)(2)
   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)   Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)   Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  June 26, 2020                                                     THRIVENT CASH MANAGEMENT TRUST

By:   /s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 26, 2020                                                     By:
/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (principal executive officer)

Date:  June 26, 2020                                                       By:
/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer (principal financial officer)
Semiannual Report
April 30, 2020
Thrivent Cash Management Trust

Table of Contents
Portfolio Perspective 2
Shareholder Expense Example 3
Schedule of Investments 4
Statement of Assets and Liabilities 6
Statement of Operations 7
Statement of Changes in Net Assets 8
Notes to Financial Statements 9
Financial Highlights 15
Additional Information 17

Thrivent Cash Management Trust

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
William D. Stouten, Portfolio Manager
Thrivent Cash Management Trust seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Investment in Thrivent Cash Management Trust (the "Trust") involves risks including money market fund, government securities,
LIBOR, interest rate, credit, redemption, regulatory, cybersecurity, and investment adviser risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Company 53.2%
U.S. Government Agency Debt 25.8%
U.S. Treasury Debt 21.0%
Total 100.0%
Thrivent Cash Management Trust
As of April 30, 2020
*
7-Day Yield 0.45%
7-Day Yield Gross of Waivers 0.43%
7-Day Effective Yield 0.45%
7-Day Effective Yield Gross of Waivers 0.43%
Average Annual Total Returns
**
For the Period Ended April 30, 2020 1-Year 5-Year 10-Year
Total Return 1.87% 1.18% 0.64%
* Seven-day yields of the Thrivent Cash Management Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment adviser were not waiving or reimbursing certain expenses. Yields are subject to daily fluctuation and should not be considered an indication of future results.
** Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding.  The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust. Investors should read and consider the prospectus carefully before investing. To obtain a prospectus, call 1-800-847-4836.

Shareholder Expense Example
(unaudited)
As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the
Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account Value
11/1/2019
Ending Account Value
4/30/2020
Expenses Paid During
Period  11/1/2019
- 4/30/2020
*
Annualized Expense Ratio
Thrivent Cash Management Trust
Actual $1,000 $1,007 $0.25 0.05%
Hypothetical
**
$1,000 $1,025 $0.25 0.05%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Thrivent Cash Management Trust
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 59.3% ) Value
BlackRock Liquidity FedFund
0.210%  $ 508,800,000
Dreyfus Government Cash
Management Fund
20,085,000 0.170%  20,085,000
Goldman Sachs Financial Square
Funds - Government Fund
164,110,000 0.250%  164,110,000
Total 692,995,000
Principal
Amount
U.S. Government Agency Debt
( 28.8% )
a
Value
Federal Agricultural Mortgage
Corporation
2,000,000
0.080% (SOFRRATE + 0.070%),
11/10/2020
b
2,000,000
Federal Farm Credit Bank
2,290,000
0.426% (LIBOR 1M + -0.015%),
5/28/2020
b
2,290,000
10,000,000
0.708% (LIBOR 1M + -0.010%),
7/20/2020
b
10,006,770
5,180,000
0.150% (FEDL 1M + 0.110%),
8/13/2020
b
5,179,549
2,380,000
0.728% (LIBOR 1M + 0.010%),
8/19/2020
b
2,378,881
5,000,000
0.970% (LIBOR 1M + -0.015%),
9/1/2020
b
5,002,430
2,000,000
0.090% (SOFRRATE + 0.080%),
1/14/2021
b
2,000,000
5,000,000
0.481% (LIBOR 1M + 0.040%),
1/28/2021
b
5,005,769
5,000,000
0.794% (LIBOR 1M FLAT),
7/16/2021
b
4,994,342
Federal Home Loan Bank
1,425,000 0.040% , 5/4/2020 1,424,995
5,000,000 0.150% , 6/5/2020 4,999,271
3,615,000 0.080% , 6/11/2020 3,614,671
600,000 0.170% , 6/12/2020 599,881
2,100,000 0.100% , 7/15/2020 2,099,562
1,000,000 0.190% , 7/28/2020 999,536
1,000,000
0.110% (SOFRRATE + 0.100%),
7/29/2020
b
1,000,000
10,000,000 0.110% , 7/29/2020 9,997,281
15,000,000 0.220% , 9/28/2020 14,986,250
Federal Home Loan Banks
2,000,000
0.040% (SOFRRATE + 0.030%),
9/4/2020
b
1,998,956
Federal Home Loan Mortgage
Corporation
5,000,000
0.020% (SOFRRATE + 0.010%),
8/25/2020
b
4,999,195
U.S. International Development
Finance Corporation
5,000,000
0.880% (T-BILL 3M FLAT),
5/7/2020
b
5,000,000
5,240,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
5,240,000
6,071,100
0.950% (T-BILL 3M FLAT),
5/7/2020
b
6,071,100
4,336,500
0.950% (T-BILL 3M FLAT),
5/7/2020
b
4,336,500
4,336,500
0.950% (T-BILL 3M FLAT),
5/7/2020
b
4,336,500
39,124,169
0.950% (T-BILL 3M FLAT),
5/7/2020
b
39,124,168
Principal
Amount
U.S. Government Agency Debt
(28.8%)
a
Value
$ 9,140,000
0.950% (T-BILL 3M + 0.070%),
5/7/2020
b
$ 9,140,000
9,840,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
9,840,000
6,071,100
0.950% (T-BILL 3M FLAT),
5/7/2020
b
6,071,100
45,295,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
45,295,000
23,265,000
0.950% (T-BILL 3M FLAT),
5/7/2020
b
23,265,000
5,915,410
0.950% (T-BILL 3M FLAT),
5/7/2020
b
5,915,410
6,699,575
0.950% (T-BILL 3M FLAT),
5/7/2020
b
6,699,575
60,665,625
0.950% (T-BILL 3M FLAT),
5/7/2020
b
60,665,625
14,316,239
1.250% (T-BILL 3M FLAT),
5/7/2020
b
14,316,239
1,000,000 2.200% , 9/30/2020 1,019,142
4,200,000 1.940% , 11/15/2020 4,266,403
Total 336,179,101
Principal
Amount U.S. Treasury Debt ( 23.5% )
a
Value
U.S. Treasury Bills
15,000,000 0.382% , 5/5/2020 14,999,363
10,000,000 0.025% , 5/12/2020 9,999,924
50,000,000 0.076% , 5/26/2020 49,997,361
25,000,000 0.096% , 6/2/2020
c
24,997,981
15,000,000 0.075% , 6/11/2020 14,998,719
25,000,000 0.157% , 6/16/2020 24,994,972
15,000,000 0.090% , 6/23/2020 14,998,024
20,000,000 0.100% , 6/30/2020
c
19,996,889
10,000,000 0.086% , 7/9/2020 9,998,352
10,000,000 0.285% , 7/16/2020 9,993,983
3,400,000 0.095% , 7/23/2020 3,399,255
25,000,000 0.105% , 7/30/2020 24,993,438
15,000,000 0.105% , 8/6/2020 14,995,756
10,000,000 0.116% , 10/1/2020 9,995,091
U.S. Treasury Notes
7,540,000
0.168% (USBMMY 3M +
0.043%), 7/31/2020
b
7,537,414
12,390,000
0.240% (USBMMY 3M +
0.115%), 1/31/2021
b
12,384,927
6,130,000
0.264% (USBMMY 3M +
0.139%), 4/30/2021
b
6,129,828
Total 274,411,277
Total Investments
(cost $1,303,549,839) 111.6% $1,303,585,378
Other Assets and Liabilities,
Net (11.6)% (135,044,733)
Total Net Assets 100.0% $1,168,540,645

Thrivent Cash Management Trust
Schedule of Investments as of April 30, 2020
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as of April
30, 2020. The rates of certain variable rate securities are
based on a published reference rate and spread; these may
vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $35,533
Gross unrealized depreciation –
Net unrealized appreciation (depreciation) $35,533
Cost for federal income tax purposes $1,303,549,845
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2020, in valuing Cash Management Trust's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 692,995,000 692,995,000 – –
U.S. Government Agency Debt 336,179,101 – 336,179,101 –
U.S. Treasury Debt 274,411,277 – 274,411,277 –
Total Investments at Amortized Cost $1,303,585,378 $692,995,000 $610,590,378 $–

Thrivent Cash Management Trust
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2020 (unaudited)
Cash
Management
Trust
Assets
Investments in unaffiliated securities at cost $1,303,549,839
Investments in unaffiliated securities at value 1,303,585,378
*
Cash 4,731
Dividends and interest receivable 379,387
Prepaid expenses 5,458
Prepaid trustee fees 1,038
Receivable for:
Expense reimbursements 12,709
Total Assets 1,303,988,701
Liabilities
Distributions payable 383,233
Accrued expenses 19,742
Payable for:
Investments purchased 105,013,395
Investments purchased on a delayed delivery basis 29,996,150
Investment advisory fees 26,370
Administrative service fees 7,500
Transfer agent fees 1,666
Contingent liabilities^ —
Total Liabilities 135,448,056
Net Assets
Capital stock (beneficial interest) 1,168,484,339
Distributable earnings/(accumulated loss) 56,306
Total Net Assets $1,168,540,645
Shares of beneficial interest outstanding 1,168,484,339
Net asset value per share $1.00
* Securities held by the Trust are valued on the basis of amortized cost, which approximates market value.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Cash Management Trust
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2020 (unaudited)
Cash Management
Trust
Investment Income
Dividends $362,913
Interest 2,945,614
Total Investment Income 3,308,527
Expenses
Adviser fees 102,936
Administrative service fees 45,000
Audit and legal fees 18,316
Custody fees 3,481
Insurance expenses 2,871
Printing and postage expenses 3,292
Transfer agent fees 11,667
Trustees' fees 3,658
Pricing service fees 1,269
Other expenses 3,371
Total Expenses Before Reimbursement 195,861
Less:
Reimbursement from adviser (81,489)
Total Net Expenses 114,372
Net Investment Income/(Loss) 3,194,155
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 18,926
Change in net unrealized appreciation/(depreciation) on:
Investments 35,539
Net Realized and Unrealized Gains/(Losses) 54,465
Net Increase/(Decrease) in Net Assets Resulting
From Operations $3,248,620

Thrivent Cash Management Trust
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Cash Management Trust
For the periods ended
4/30/2020
(unaudited) 10/31/2019
Operations
Net investment income/(loss) $3,194,155 $11,410,268
Net realized gains/(losses) 18,926 20,573
Change in net unrealized appreciation/(depreciation) 35,539 –
Net Change in Net Assets Resulting From Operations 3,248,620 11,430,841
Distributions to Shareholders
From net investment income/net realized gains (3,197,494) (11,410,268)
Total Distributions to Shareholders (3,197,494) (11,410,268)
Capital Stock Transactions
Sold 3,864,474,214 5,543,611,068
Redeemed (3,120,817,968) (5,658,070,552)
Total Capital Stock Transactions 743,656,246 (114,459,484)
Net Increase/(Decrease) in Net Assets 743,707,372 (114,438,911)
Net Assets, Beginning of Period 424,833,273 539,272,184
Net Assets, End of Period $1,168,540,645 $424,833,273
Capital Stock Share Transactions
Sold 3,864,474,214 5,543,611,068
Redeemed (3,120,817,968) (5,658,070,552)
Total Capital Stock Share Transactions 743,656,246 (114,459,484)

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2020
(unaudited)
(1) ORGANIZATION
Thrivent Cash Management Trust (the "Trust") was organized
as a Massachusetts Business Trust on August 4, 2004 and is
registered as an open-end management investment company
under the Investment Company Act of 1940. The Trust is
established solely for investment by other Thrivent entities.
The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds
sponsored by Thrivent Financial for Lutherans, the Trust’s
investment adviser (“Thrivent Financial” or the “Adviser”), and its affiliates.  The Trust has entered into a Securities Lending
Agreement with Goldman Sachs Bank USA doing business as
Goldman Sachs Agency Lending ("GSAL"). GSAL serves as the
lending agent to this securities lending program.
The Trust is an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946 – Financial Services – Investment Companies.
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses.
The Trust's maximum exposure under these contracts is
unknown, as this would involve future claims that may be
made against the Trust. However, based on experience, the
Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization
to maturity of any discount or premium. Investments in
open-ended mutual funds are valued at their net asset
value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset
value of $1.00 per share.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine
the fair value of the Trust's investments are summarized in
three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options.  Level 2 includes other significant observable inputs such as quoted
prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.
Federal Income Taxes
— No provision has been made for
income taxes because The Trust’s policy is to qualify as a
regulated investment company under the Internal Revenue
Code and distribute substantially all investment company
taxable income and net capital gain on a timely basis. It
is also the intention of The Trust to distribute an amount
sufficient to avoid imposition of any federal excise tax. The
Trust, accordingly, anticipates paying no federal taxes and
no federal tax provision was recorded.
GAAP requires management of the Trust (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be
taken on future returns. These positions must meet a “more
likely than not” standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether
a tax position has met the more-likely-than-not recognition
threshold, the Adviser must presume that the position will
be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by
the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing
authorities. Major jurisdictions for the Trust include U.S.
Federal, Minnesota, Wisconsin, and Massachusetts as well
as certain foreign countries. As of April 30, 2020, open U.S.
Federal, Minnesota, Wisconsin and Massachusetts tax years
include the tax years ended October 31, 2016 through 2019.
Additionally, as of April 30, 2020, the tax year ended October
31, 2015 is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.
As of April 30, 2020, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there
is no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax
positions taken or expected to be taken in future tax returns.
The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Trust is charged for those expenses that are
directly attributable to it. Expenses that are not directly
attributable to the Trust are allocated among all appropriate affiliated mutual funds in proportion to their respective
net assets or number of shareholder accounts, or other
reasonable basis. Interest income is recorded daily on all
debt securities, as is accretion of market discount, original issue discount and amortization of premium.  Dividend

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2020
(unaudited)

income and capital gain distributions are recorded on the
ex-dividend date.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends
from the Trust are declared daily and distributed
monthly. Distributions from net long-term capital gains, if
any, will be made at least annually.
Loan Commitments
— The Trust may enter into loan
commitments, which generally have interest rates which are
reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and
secondarily the prime rate offered by one or more major
United States banks (the “Prime Rate”) and the certificate
of deposit (“CD”) rate or other base lending rates used by
commercial lenders. Loan commitments often require
prepayments from excess cash flows or allow the borrower
to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining
maturity may be considerably less than the stated maturity
shown in the Schedule of Investments.
All or a portion of these loan commitments may be
unfunded. The Trust is obligated to fund these commitments
at the borrower’s discretion. Therefore, the Trust must have funds sufficient to cover its contractual obligation. These
unfunded loan commitments, which are marked to market
daily, are presented in the Schedule of Investments.  During the year ended April 30, 2020, the Trust did not engage in
these types of investments.
Loss Contingencies
—  In the event of adversary action
proceedings where the Trust is a defendant, a loss
contingency will not be accrued as a liability until the
amount of potential damages and the likelihood of loss can
be reasonably estimated.
Accounting Estimates
— The preparation of financial
statements in conformity with GAAP requires management
to make estimates and assumptions that affect the reported
amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during
the reporting period. Actual results could differ from these estimates.
Recent Accounting Pronouncements
—
Fair Value Measurement (Topic 820)
In August 2018, the Financial Accounting Standards Board
(FASB) issued Accounting Standards Update (ASU) No. 2018-13
Fair Value Measurement (Topic 820), which eliminates, adds
and modifies certain disclosure requirements for fair value
measurements. Under the guidance, entities are no longer
required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but public companies are required to disclose (1) the changes
in unrealized gains and losses for the period included in
other comprehensive income for recurring Level 3 fair
value measurements of instruments held at the end of the
reporting period and (2) the range and the weighted average
used to develop significant unobservable inputs for Level 3
fair value measurements. The ASU No. 2018-13 is effective
for annual periods, and interim periods within those annual
periods, beginning on or after December 15, 2019, with early adoption permitted. As such, management has adopted the
amendments as of the beginning of the fiscal period. Early
adoption of this ASU did not have an impact on the Funds'
financial condition or results of operations but resulted in some modified financial statement disclosures.
Other
— For financial statement purposes, investment
security transactions are accounted for on the trade date.
Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis used for
federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust pays Thrivent Financial
a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045%
of the average daily net assets of the Trust.
The Adviser has agreed to voluntarily reimburse the Trust
for all expenses in excess of 0.05% of average daily net assets.
This voluntary expense reimbursement may be discontinued
by the Adviser at any time.
Other Fees
— The Trust has entered into an administration
and accounting services agreement with Thrivent Financial
pursuant to which Thrivent Financial provides certain
administrative and accounting personnel and services. The
Trust pays an annual fixed fee to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the six months ended April 30, 2020, Thrivent Financial received aggregate
fees for administrative and accounting personnel and
services of $45,000 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. ("Thrivent Investor Services") to
provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly. For the six months
ended April 30, 2020, Thrivent Investor Services received
$11,667 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2020
(unaudited)

their deferred Trustee’s fees as if invested in a series of the
Thrivent Mutual Funds, except for Money Market Fund as it is not eligible for the deferral plan. The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change
in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance
with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those trustees not participating in the above plan received
$3,650 in fees from the Trust during the six months ended
April 30, 2020. In addition, the Trust reimbursed unaffiliated
Trustees for reasonable expenses incurred in relation to
attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust
are officers and directors of Thrivent Asset Mgt., Thrivent
Investor Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Trust may invest in
other mutual funds. Fees and expenses of those underlying
funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized
weighted average expense ratio for the underlying funds in
which it invests.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP.  To the extent that these differences are
permanent in nature, GAAP requires such amounts to be
reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require
reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of
distributable earnings, are finalized.  Therefore, as of April
30, 2020, the tax basis balance has not yet been determined.
(5) RELATED PARTY TRANSACTIONS
As of April 30, 2020, related parties held 100% of the
outstanding shares of the Trust.  Subscription and redemption activity by concentrated accounts may have a significant
effect on the operation of the Trust.  In the case of a large redemption, the Trust may be forced to sell investments at
inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or
illiquid securities.
(6) SUBSEQUENT EVENTS
Management of the Trust has evaluated the impact of
subsequent events through the date the financial statements
were issued, and, except as already included in the Notes to
Financial Statements, has determined that no additional items require disclosure.
(7) SIGNIFICANT RISKS
The following risks are presented in alphabetical order.
Credit Risk
— Credit risk is the risk that an issuer of a debt
security to which the Portfolio is exposed may no longer be
able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolio and its service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from
deliberate attacks or unintentional events. Cyber-attacks
include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive
information, corrupt data, or otherwise disrupt operations.
Cyber incidents affecting the Adviser or other service
providers (including, but not limited to, fund accountants,
custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in
financial losses, by interfering with the Portfolio’s ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolio’s operation, preventing or slowing trades, stopping shareholders from
making transactions, potentially subjecting the Portfolio or the Adviser to regulatory fines and penalties, and creating
additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the
Portfolio may invest, which could result in material adverse consequences for such issuers and may cause the Portfolio’s
investments in such companies to lose value. While the
Portfolio’s service providers have established business
continuity plans in the event of such cyber incidents,
there are inherent limitations in such plans and systems.
Additionally, the Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or
any other third parties whose operations may affect the
Portfolio or its shareholders. Although the Portfolio attempts to minimize such failures through controls and oversight,
it is not possible to identify all of the operation risks that may affect the Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an
investment in the Portfolio’s shares may be adversely affected

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2020
(unaudited)

by the occurrence of the operational errors or failures or
technological issues or other similar events and the Portfolio and its shareholders may bear costs tied to these risks.
Government Securities Risk
— The Portfolio invests in
securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan
Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities).
Securities issued or guaranteed by Federal Home Loan
Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued
directly by the U.S. government. Ginnie Mae is a wholly
owned U.S. corporation that is authorized to guarantee,
with the full faith and credit of the U.S. government, the
timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks,
Fannie Mae and Freddie Mac are not backed by the full faith
and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to
its agencies and instrumentalities if not required to do so
by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S.
government.
Interest Rate Risk
—  A weak economy, strong equity markets,
or changes by the Federal Reserve to its monetary policies
may cause short-term interest rates to increase and affect the
Portfolio’s ability to maintain a stable share price.
Investment Adviser Risk
— The Portfolio is actively managed and
the success of its investment strategy depends significantly on the skills of the adviser in assessing the potential of the investments in which the Portfolio invests. This assessment
of investments may prove incorrect, resulting in losses or
poor performance, even in rising markets. There is also
no guarantee that the Adviser will be able to effectively
implement the Portfolio’s investment objective.
LIBOR Risk
— The elimination of LIBOR may adversely
affect the interest rates on, and value of, certain Portfolio investments for which the value is tied to LIBOR. Such
investments may include bank loans, derivatives, floating
rate securities, and other assets or liabilities tied to LIBOR.
On July 27, 2017, the U.K. Financial Conduct Authority
announced that it intends to stop compelling or inducing
banks to submit LIBOR rates after 2021. However, it remains
unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the
establishment of alternative reference rates to LIBOR in
most major currencies. The U.S. Federal Reserve, based on
the recommendations of the New York Federal Reserve’s
Alternative Reference Rate Committee (comprised of major
derivative market participants and their regulators), has
begun publishing a Secured Overnight Financing Rate (SOFR),
that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also
been announced or have already begun publication. Markets
are slowly developing in response to these new rates.
Questions around liquidity impacted by these rates, and how
to appropriately adjust these rates at the time of transition, remain a concern for the Portfolio. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary
depending, among other things, on (1) existing fallback
or termination provisions in individual contracts and (2)
whether, how, and when industry participants develop and
adopt new reference rates and fallbacks for both legacy and
new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR
on the Portfolio until new reference rates and fallbacks for both legacy and new products, instruments and contracts
are commercially accepted.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve
the value of your investment at $1.00 per share, it cannot
guarantee it will do so. An investment in the Portfolio is
not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Portfolio’s
sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption
activity by shareholders, including, for example, when a
single investor or few large investors make a significant
redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Although the Portfolio does
not have the ability to impose liquidity fees or temporarily suspend redemptions, the Portfolio may delay the payment
of redemption proceeds or suspend redemptions during its
liquidation when permitted by applicable regulations.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolio. Securities and futures
markets are subject to comprehensive statutes, regulations,
and margin requirements enforced by the SEC, other
regulators and self-regulatory organizations, and exchanges
authorized to take extraordinary actions in the event
of market emergencies. The regulatory environment for
the Portfolio is evolving, and changes in the regulation of
investment funds, managers, and their trading activities
and capital markets, or a regulator’s disagreement with
the Portfolio’s interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2020
(unaudited)

pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the
Portfolio.

Thrivent Cash Management Trust
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
CASH MANAGEMENT TRUST
Period Ended 4/30/2020
(unaudited)
$ 1.00 $ 0.01 $ 0.00 $ 0.01 $ (0.01) $ –
Year Ended 10/31/2019 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2017 1.00 0.01 0.00 0.01 (0.01) 0.00
Year Ended 10/31/2016 1.00 0.00 0.00 – 0.00 –
Year Ended 10/31/2015 1.00 0.00 0.00 – 0.00 –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year

Thrivent Cash Management Trust
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.01) $ 1.00 0.74% $ 1,168.5 0.05% 1.40% 0.09% 1.36% N/A
(0.02) 1.00 2.30% 424.8 0.05% 2.28% 0.09% 2.25% N/A
(0.02) 1.00 1.70% 539.3 0.05% 1.66% 0.08% 1.63% N/A
(0.01) 1.00 0.80% 742.6 0.05% 0.80% 0.08% 0.77% N/A
0.00 1.00 0.31% 657.6 0.05% 0.27% 0.06% 0.26% N/A
0.00 1.00 0.07% 2,255.8 0.05% 0.07% 0.06% 0.06% N/A

Additional Information
(unaudited)
PROXY VOTING
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by calling
800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 at SEC.gov.
MONTHLY FILING OF PORTFOLIO HOLDINGS
Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning April 2019, the Trust no longer files Form N-Q but will continue filing Form N-MFP with the SEC.
Form N-MFP is filed monthly and includes a discloser of portfolio holdings. The Trust’s most recent Schedule of Investments may be requested by calling 800-847-4836 or at SEC.gov. You also may review and copy the Forms N-MFP and N-Q for the
Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public
Reference Room by calling 800-SEC-0330.
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of such an agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.
At its meeting on November 19-20, 2019, the Board of Trustees (the “Board”) of the Thrivent Cash Management Trust (the
“Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act
(the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory
Agreement”), as amended, between the Trust and Thrivent Financial for Lutherans (the “Adviser”).
In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of the Trust;
3. The advisory fee and net operating expense ratio of the Trust compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Trust grows;
6. Whether fee levels reflect these economies of scale for the benefit of the Trust’s shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.

Additional Information
(unaudited)
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May
21 to November 19, 2019 to consider information relevant to the renewal process furnished by the Adviser in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included statistical comparisons of the advisory fees, other fees and net operating expenses of the Trust in comparison to a peer group of comparable funds; information with respect to services provided to the Trust and fees charged, including the effective advisory fee that takes into account fee waivers by the Adviser; asset and flow trends for the Trust; the Trust’s performance;
and information regarding the types of services furnished to the Trust.
The Board received information from the Adviser regarding the personnel providing services to the Trust, including investment management, compliance and administrative personnel. The Board also received reports from the Adviser with respect to the securities lending balances of the Trust and the revenue of the securities lending program, which in part is based on the performance of the Trust. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including a tailored analysis and independent assessment of information relating to the
Trust.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement. As noted above, the Independent
Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Trust by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, securities lending activity, and compliance services provided to the Trust. During the renewal process, the
Board considered the specific services provided by the Adviser, including information presented in a detailed presentation about the securities lending program and the collateral received from securities lending activities that is invested in the Trust.
The Board also considered information relating to the investment experience and qualifications of the portfolio manager of the Trust.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about the Trust. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and quality of services they provide to the Trust. The Independent Trustees also met in-person, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer.
The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and
Compliance Committee.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio manager. In addition, the Adviser noted that its investments in technology and personnel have benefitted the Trust and other Thrivent funds and discussed continued investments in these resources. The Adviser also discussed how it has continued to strengthen its compliance program. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Trust with quality service. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Trust by the Adviser supported renewal of the Advisory Agreement.
Performance of the Trust
The Board considered whether the Trust has operated in accordance with its investment objectives, which include maximizing current income consistent with preservation of capital and liquidity. In this regard, the Board reviewed stress test reports and

Additional Information
(unaudited)
considered the Adviser’s opinion that, in its view, the Trust could withstand events that were reasonably likely to occur within the next twelve-month period. At quarterly meetings, a member the Adviser’s senior investment team reviewed with the Board the economic and market environment in connection with management of the Trust and other Thrivent fixed income funds.
The Board reviewed quarterly net revenues generated by securities lending activities for the benefit of other Thrivent funds, a portion of which is attributed to the performance of the Trust. The Board noted that the Trust is designed primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the Trust’s securities lending program.
With respect to performance, the Board considered safety of principal to be the primary goal.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing the Trust’s advisory fee with the advisory fees of a peer group selected by MPI based on similar investment objective and size. The Board noted that the Trust’s advisory fee as compared to the Trust’s peer group was below the average.
The Board also reviewed information prepared by MPI comparing the Trust’s net expense ratio with the expense ratio of its peer group of funds. The Board noted that the Trust’s net expense ratio was below the average of its peer group.
On the basis of its review, the Board concluded that the advisory fee charged under the Advisory Agreement was reasonable.
Cost of Services and Profitability
The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the expense reimbursements that were in effect. The Board considered the level of the Adviser’s profits with respect to all the
Thrivent funds, including the Trust. Based on the data prepared by MPI and the expense and profit information provided by the Adviser, the Board concluded that the Adviser’s profitability was not excessive in light of the nature, extent and quality of services provided to the Trust.
Economies of Scale
The Board considered information regarding the extent to which economies of scale may be realized as the Trust’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements, and breakpoints. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as the Trust’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee waivers or reimbursements by the Adviser and/or a lower overall fee. The Board considered the advisory fee charged to the Trust and determined that the fee was acceptable even though the Adviser did not offer breakpoints or contractual waivers, in part because of its agreement to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. The Board also noted that the net asset level of the Trust varies depending on the securities lending activity of the other Thrivent funds.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Trust. The Board noted
that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied
by the current prospectus for Thrivent Core Funds, which
contains more complete information about the Trust, including investment objectives, risks, charges and expenses.